Income Taxes (Earnings From Continuing Operations Before Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings from continuing operations before income taxes	$ 585.2	$ 783.6	$ 2,611.3	$ 2,039.4	$ 2,086.2
Continuing operations
Earnings from continuing operations before income taxes			2,611.3	2,039.4	2,086.2
Continuing operations | United States
Earnings from continuing operations before income taxes			647.7	505.5	455.7
Continuing operations | International
Earnings from continuing operations before income taxes			$ 1,963.6	$ 1,533.9	$ 1,630.5